Other (Expense) Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of other (expense) income
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)	2021	2020	2021	2020
Foreign exchange (loss) gain	$(790)	$3,109	$(1,530)	$(1,289)
Forgiveness of PPP loans	—	—	1,306	—
Gain on disposition of a business	—	129	—	1,381
Interest income	20	36	66	85
Other non-operating expense	(81)	(272)	(278)	(507)
Total other (expense) income	$(851)	$3,002	$(436)	$(330)

	Year ended December 31,
(in thousands USD)	2020	2019	2018
Foreign exchange gain (loss), net	$3,597	$(1,962)	$(2,194)
Gain (loss) on disposition of a business	1,110	(890)	—
Loss on debt extinguishment	—	—	(524)
Forgiveness of PPP loan	142	—	—
Interest income	112	380	498
Other non-operating income (expense)	(436)	(182)	(89)
Total	$4,525	$(2,654)	$(2,309)